Royalty, stream and working interests - Impairments of Royalties, Streams and Working Interests (Details)		12 Months Ended
	Mar. 31, 2020 USD ($) $ / bbl $ / $	Dec. 31, 2021 USD ($) $ / bbl $ / $	Dec. 31, 2020 USD ($)
Royalty, stream and working interests
Impairment charges	$ 271,700,000	$ (68,000,000.0)	$ 262,100,000
Recoverable amount	$ 476,700,000	$ 218,000,000.0
Edmonton Light prices (in US $/ barrels) | $ / bbl	8.55	4.89
Exchange rate (US $ / Canadian dollar) | $ / $	0.72	0.80
WTI oil price increase (as percentage)	2.00%	2.00%
Increase (Decrease) to impairment charges due to 1% increase in discount rate	$ 51,000,000.0	$ (16,900,000)
Increase (Decrease) to impairment charges due to 1% decrease in discount rate	(59,000,000.0)	19,000,000.0
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices	(76,300,000)	33,300,000
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices	77,600,000	$ (54,900,000)
Discount rate (as a percent)		10.50%
Remainder of 2020
Royalty, stream and working interests
WTI oil price (in US $/ barrels)	30.00
2021
Royalty, stream and working interests
WTI oil price (in US $/ barrels)	41.18
2022
Royalty, stream and working interests
WTI oil price (in US $/ barrels)	49.88	$ 72.83
2023
Royalty, stream and working interests
WTI oil price (in US $/ barrels)	55.87	68.78
2024
Royalty, stream and working interests
WTI oil price (in US $/ barrels)	57.98	66.76
2025
Royalty, stream and working interests
WTI oil price (in US $/ barrels)		68.09
2026
Royalty, stream and working interests
WTI oil price (in US $/ barrels)		69.45
SCOOP/STACK
Royalty, stream and working interests
Impairment charges	207,200,000
Recoverable amount	309,200,000
Increase (Decrease) to impairment charges due to 1% increase in discount rate	34,100,000
Increase (Decrease) to impairment charges due to 1% decrease in discount rate	(39,900,000)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices	(37,300,000)
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices	37,800,000
Weyburn
Royalty, stream and working interests
Impairment charges	60,500,000
Recoverable amount	$ 162,800,000
Increase (Decrease) to impairment charges due to 1% increase in discount rate		(16,900,000)
Increase (Decrease) to impairment charges due to 1% decrease in discount rate		19,000,000.0
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices		33,300,000
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices		$ (54,900,000)
Change in discount rate assumption for impairment analysis (as a percent)	9.50%
Oil well equipment
Royalty, stream and working interests
Impairment charges	$ 4,000,000.0
Recoverable amount	4,700,000
Weyburn and oil well equipment
Royalty, stream and working interests
Increase (Decrease) to impairment charges due to 1% increase in discount rate	16,900,000
Increase (Decrease) to impairment charges due to 1% decrease in discount rate	(19,100,000)
Increase (Decrease) to impairment charges due to 10% increase in WTI oil prices	(39,000,000.0)
Increase (Decrease) to impairment charges due to 10% decrease in WTI oil prices	$ 39,800,000
Bottom | SCOOP/STACK
Royalty, stream and working interests
Change in discount rate assumption for impairment analysis (as a percent)	5.00%
Top | SCOOP/STACK
Royalty, stream and working interests
Change in discount rate assumption for impairment analysis (as a percent)	12.00%